UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5360

                     Oppenheimer Main Street Funds(R), Inc.
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                     Date of reporting period: MAY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.2%
------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Autoliv, Inc.                                              109,000  $      5,058,690
------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1,2                             311,000         4,475,290
                                                                    ----------------
                                                                           9,533,980
------------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Ford Motor Co.                                           2,697,726        26,923,305
------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                           89,300         3,836,328
------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.8%
Caesars Entertainment, Inc. 1                              371,900         8,014,445
------------------------------------------------------------------------------------
Carnival Corp.                                              66,300         3,507,270
------------------------------------------------------------------------------------
CBRL Group, Inc.                                           103,000         4,194,160
------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                  115,300         4,675,415
------------------------------------------------------------------------------------
Choice Hotels International, Inc.                           27,600         1,810,560
------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                   203,000         6,593,440
------------------------------------------------------------------------------------
Hilton Hotels Corp.                                        185,100         4,484,973
------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                               11,500           286,120
------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                     43,800         1,816,824
------------------------------------------------------------------------------------
Marriott International, Inc., Cl.A                         283,800        19,167,852
------------------------------------------------------------------------------------
McDonald's Corp.                                         1,797,500        55,614,650
------------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                         776,800        29,588,312
------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                81,800         2,664,226
------------------------------------------------------------------------------------
Starbucks Corp. 1                                          312,200        17,092,950
------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                  278,400        15,582,048
------------------------------------------------------------------------------------
Wendy's International, Inc.                                 65,700         2,965,041
------------------------------------------------------------------------------------
Yum! Brands, Inc.                                          579,400        29,717,426
                                                                    ----------------
                                                                         207,775,712
------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Black & Decker Corp.                                        10,000           873,200
------------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                    17,740           477,383
------------------------------------------------------------------------------------
Centex Corp.                                                 4,200           275,016
------------------------------------------------------------------------------------
D.R. Horton, Inc.                                          563,866        19,492,848
------------------------------------------------------------------------------------
Furniture Brands International, Inc.                        91,000         1,830,010
------------------------------------------------------------------------------------
KB Home                                                    142,100         9,597,434
------------------------------------------------------------------------------------
Lennar Corp., Cl.A                                           2,700           156,627
------------------------------------------------------------------------------------
MDC Holdings, Inc.                                          28,400         2,050,764
------------------------------------------------------------------------------------
NVR, Inc. 1                                                  7,900         5,996,100
------------------------------------------------------------------------------------
Pulte Homes, Inc.                                            5,300           405,185
------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                   101,100         6,925,350
------------------------------------------------------------------------------------
Standard Pacific Corp.                                      33,300         2,667,996
------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1                          21,600           503,928
------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                       26,600         2,462,894
------------------------------------------------------------------------------------
Tupperware Corp.                                            53,100         1,200,060
                                                                    ----------------
                                                                          54,914,795
------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
eBay, Inc. 1                                               294,700        11,201,547


1      |     OPPENHEIMER MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Action Performance Cos., Inc. 2                            154,000  $      1,433,740
------------------------------------------------------------------------------------
Brunswick Corp.                                              6,000           258,240
------------------------------------------------------------------------------------
Eastman Kodak Co.                                           12,900           339,012
------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                 154,400         3,284,088
------------------------------------------------------------------------------------
Mattel, Inc.                                                19,700           358,146
------------------------------------------------------------------------------------
Nautilus, Inc. 2                                            87,500         2,342,375
------------------------------------------------------------------------------------
Polaris Industries, Inc.                                    14,900           781,803
                                                                    ----------------
                                                                           8,797,404
------------------------------------------------------------------------------------
MEDIA--2.1%
Arbitron, Inc.                                              20,200           814,868
------------------------------------------------------------------------------------
Catalina Marketing Corp.                                    41,600           998,400
------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                          93,400         2,730,082
------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                   1,645,155        52,973,991
------------------------------------------------------------------------------------
Gannett Co., Inc.                                          140,900        10,491,414
------------------------------------------------------------------------------------
Getty Images, Inc. 1                                        24,600         1,841,064
------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                               377,400         3,921,186
------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                               585,000        25,541,100
------------------------------------------------------------------------------------
News Corp., Cl. A                                          572,600         9,236,038
------------------------------------------------------------------------------------
Omnicom Group, Inc.                                        128,400        10,514,676
------------------------------------------------------------------------------------
Pixar, Inc. 1                                               16,900           891,137
------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                      12,000           737,760
------------------------------------------------------------------------------------
Time Warner, Inc. 1                                      3,168,200        55,126,680
------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                      1,190,276        40,814,564
------------------------------------------------------------------------------------
Walt Disney Co. (The)                                    1,115,200        30,601,088
                                                                    ----------------
                                                                         247,234,048
------------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Dillard's, Inc., Cl. A                                     109,200         2,612,064
------------------------------------------------------------------------------------
Federated Department Stores, Inc.                          516,300        34,824,435
------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                        690,200        34,344,352
------------------------------------------------------------------------------------
Nordstrom, Inc.                                            138,700         8,466,248
------------------------------------------------------------------------------------
Sears Holdings Corp. 1                                      87,986        12,907,546
------------------------------------------------------------------------------------
Target Corp.                                             1,113,200        59,778,840
                                                                    ----------------
                                                                         152,933,485
------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
Abercrombie & Fitch Co., Cl. A                             108,800         6,237,504
------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                                  82,000         4,860,140
------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                            258,200         7,307,060
------------------------------------------------------------------------------------
AutoNation, Inc. 1                                         211,500         4,230,000
------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                      99,500         3,766,075
------------------------------------------------------------------------------------
bebe stores, inc.                                           36,000         1,386,360
------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                  244,400         9,934,860
------------------------------------------------------------------------------------
Best Buy Co., Inc.                                          29,300         1,594,799
------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                   381,737         3,263,851
------------------------------------------------------------------------------------
Borders Group, Inc.                                        211,700         5,353,893
------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                      58,700         2,741,877
------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group               356,800         5,847,952
------------------------------------------------------------------------------------


2      |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Electronics Boutique Holdings Corp. 1                       51,800  $      3,072,258
------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                              21,600           430,272
------------------------------------------------------------------------------------
Gap, Inc. (The)                                          1,077,000        22,617,000
------------------------------------------------------------------------------------
Guitar Center, Inc. 1                                        3,700           210,863
------------------------------------------------------------------------------------
Home Depot, Inc.                                         2,811,900       110,648,265
------------------------------------------------------------------------------------
Limited Brands, Inc.                                       250,000         5,142,500
------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                          648,100        37,077,801
------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                               74,300         3,816,791
------------------------------------------------------------------------------------
Michaels Stores, Inc.                                      201,100         8,468,321
------------------------------------------------------------------------------------
Movie Gallery, Inc.                                         59,600         1,904,816
------------------------------------------------------------------------------------
Office Depot, Inc. 1                                       108,300         2,135,676
------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                      117,900         2,475,900
------------------------------------------------------------------------------------
Sherwin-Williams Co.                                        87,000         3,867,150
------------------------------------------------------------------------------------
Staples, Inc.                                            1,178,050        25,363,417
------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                       530,800        12,171,244
------------------------------------------------------------------------------------
Too, Inc. 1                                                104,500         2,077,460
------------------------------------------------------------------------------------
Toys R Us, Inc. 1                                          291,300         7,632,060
------------------------------------------------------------------------------------
Zale Corp. 1                                                79,200         2,469,456
                                                                    ----------------
                                                                         308,105,621
------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                              468,600        13,608,144
------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                          226,000        18,577,200
------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                    208,200         7,674,252
------------------------------------------------------------------------------------
VF Corp.                                                    67,900         3,831,597
                                                                    ----------------
                                                                          43,691,193
------------------------------------------------------------------------------------
CONSUMER STAPLES--9.0%
------------------------------------------------------------------------------------
BEVERAGES--2.3%
Anheuser-Busch Cos., Inc.                                  457,500        21,433,875
------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                      2,483,500       110,838,605
------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                           287,900         8,167,723
------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                         14,300           346,346
------------------------------------------------------------------------------------
PepsiCo, Inc.                                            2,327,730       130,958,090
                                                                    ----------------
                                                                         271,744,639
------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Albertson's, Inc.                                          116,600         2,447,434
------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                111,100         3,349,665
------------------------------------------------------------------------------------
Costco Wholesale Corp.                                     462,300        20,997,666
------------------------------------------------------------------------------------
Kroger Co. (The) 1                                          72,900         1,222,533
------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                     51,500         2,113,560
------------------------------------------------------------------------------------
Safeway, Inc. 1                                            302,200         6,651,422
------------------------------------------------------------------------------------
SUPERVALU, Inc.                                            156,100         5,113,836
------------------------------------------------------------------------------------
Sysco Corp.                                                 88,900         3,303,524
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    2,393,300       113,035,559
------------------------------------------------------------------------------------
Walgreen Co.                                               822,100        37,274,014
                                                                    ----------------
                                                                         195,509,213


3      |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-Midland Co.                               1,733,600  $     34,411,960
------------------------------------------------------------------------------------
Campbell Soup Co.                                           27,400           850,222
------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                         92,700         2,695,716
------------------------------------------------------------------------------------
General Mills, Inc.                                        306,700        15,181,650
------------------------------------------------------------------------------------
Hershey Co. (The)                                          402,700        25,857,367
------------------------------------------------------------------------------------
Hormel Foods Corp. 1                                        39,300         1,164,066
------------------------------------------------------------------------------------
Kellogg Co.                                                 33,600         1,528,464
------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                               134,200         4,730,550
------------------------------------------------------------------------------------
Sara Lee Corp.                                             747,900        15,174,891
------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                    29,400           877,002
                                                                    ----------------
                                                                         102,471,888
------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Clorox Co. (The)                                           220,300        12,867,723
------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                       82,000         4,097,540
------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                 112,800         7,092,864
------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                       360,300        23,178,099
------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                            9,300           210,087
------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                               2,633,100       145,215,465
------------------------------------------------------------------------------------
Spectrum Brands, Inc. 1                                    123,100         4,551,007
                                                                    ----------------
                                                                         197,212,785
------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                        333,800        13,265,212
------------------------------------------------------------------------------------
Gillette Co.                                             1,720,600        90,744,444
                                                                    ----------------
                                                                         104,009,656
------------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                       2,376,400       159,551,496
------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                  55,900         1,670,292
------------------------------------------------------------------------------------
Reynolds American, Inc.                                    273,900        22,709,049
------------------------------------------------------------------------------------
UST, Inc.                                                    4,300           191,608
                                                                    ----------------
                                                                         184,122,445
------------------------------------------------------------------------------------
ENERGY--11.0%
------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Atwood Oceanics, Inc. 1                                     15,600           893,724
------------------------------------------------------------------------------------
Baker Hughes, Inc.                                          60,500         2,794,495
------------------------------------------------------------------------------------
Cal Dive International, Inc. 1                             112,000         5,084,800
------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                             83,500         3,945,375
------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                       42,300         1,016,046
------------------------------------------------------------------------------------
Halliburton Co.                                            167,300         7,150,402
------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                    111,500         4,623,905
------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                  98,400         3,864,818
------------------------------------------------------------------------------------
Todco, Cl. A 1                                               7,900           180,041
------------------------------------------------------------------------------------
Transocean, Inc. 1                                         313,800        15,630,378
------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                      47,700         1,631,340
                                                                    ----------------
                                                                          46,815,324
------------------------------------------------------------------------------------
OIL & GAS--10.6%
Amerada Hess Corp.                                          99,800         9,266,430
------------------------------------------------------------------------------------

4      |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Anadarko Petroleum Corp.                                   551,600  $     41,756,120
------------------------------------------------------------------------------------
Apache Corp.                                               431,500        25,354,940
------------------------------------------------------------------------------------
Burlington Resources, Inc.                                 873,600        44,274,048
------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                            760,740        21,970,065
------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                    388,600         7,954,642
------------------------------------------------------------------------------------
Chevron Corp.                                            2,997,108       161,184,468
------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                  72,700         1,659,014
------------------------------------------------------------------------------------
ConocoPhillips                                             832,591        89,786,613
------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                         55,500         2,655,675
------------------------------------------------------------------------------------
Devon Energy Corp.                                       1,008,700        46,299,330
------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                      71,300         1,629,205
------------------------------------------------------------------------------------
EOG Resources, Inc.                                        558,400        27,858,576
------------------------------------------------------------------------------------
Exxon Mobil Corp.                                        8,542,996       480,116,375
------------------------------------------------------------------------------------
Frontier Oil Corp.                                          61,300         2,998,183
------------------------------------------------------------------------------------
General Maritime Corp.                                      50,700         2,117,232
------------------------------------------------------------------------------------
Holly Corp.                                                 32,900         1,257,767
------------------------------------------------------------------------------------
Houston Exploration Co. 1                                   36,400         1,855,308
------------------------------------------------------------------------------------
Kerr-McGee Corp.                                           234,309        17,306,063
------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                        109,100         8,478,161
------------------------------------------------------------------------------------
Marathon Oil Corp.                                         687,700        33,346,573
------------------------------------------------------------------------------------
Murphy Oil Corp.                                             3,000           293,250
------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                 169,400         6,513,430
------------------------------------------------------------------------------------
Noble Energy, Inc.                                           3,700           275,169
------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                 640,800        46,848,888
------------------------------------------------------------------------------------
OMI Corp.                                                   62,700         1,212,618
------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                        1,379,200        16,481,836
------------------------------------------------------------------------------------
Peabody Energy Corp.                                        20,200           964,348
------------------------------------------------------------------------------------
Premcor, Inc.                                               60,700         4,119,709
------------------------------------------------------------------------------------
Sunoco, Inc.                                                91,800         9,415,926
------------------------------------------------------------------------------------
Talisman Energy, Inc.                                      679,300        22,459,329
------------------------------------------------------------------------------------
Tesoro Corp.                                               162,000         7,063,200
------------------------------------------------------------------------------------
Trilogy Energy Trust                                       975,600        13,096,606
------------------------------------------------------------------------------------
Unocal Corp.                                               624,000        35,561,760
------------------------------------------------------------------------------------
Valero Energy Corp.                                        201,700        13,840,654
------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                    123,800         3,419,356
------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                                   17,600           608,608
------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                1,115,700        20,540,037
------------------------------------------------------------------------------------
XTO Energy, Inc.                                                 1                21
                                                                    ----------------
                                                                       1,231,839,533
------------------------------------------------------------------------------------
FINANCIALS--22.8%
------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York Co., Inc. (The)                         1,360,100        39,198,082
------------------------------------------------------------------------------------
Northern Trust Corp.                                        67,900         3,117,968
                                                                    ----------------
                                                                          42,316,050
------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.2%
AmSouth Bancorp                                             78,400         2,090,144
------------------------------------------------------------------------------------
Astoria Financial Corp.                                    171,250         4,716,225
------------------------------------------------------------------------------------


5      |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Bank of America Corp.                                    5,408,312  $    250,513,012
------------------------------------------------------------------------------------
BB&T Corp.                                                 396,600        15,840,204
------------------------------------------------------------------------------------
Comerica, Inc.                                             315,200        17,613,376
------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                    63,000         2,807,910
------------------------------------------------------------------------------------
Fifth Third Bancorp                                        259,400        11,055,628
------------------------------------------------------------------------------------
Golden West Financial Corp.                                256,300        16,049,506
------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                      145,200         4,668,180
------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                            160,000         6,584,000
------------------------------------------------------------------------------------
KeyCorp                                                  1,088,200        35,649,432
------------------------------------------------------------------------------------
M&T Bank Corp.                                             273,500        27,935,290
------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                    197,000         8,571,470
------------------------------------------------------------------------------------
National City Corp.                                        980,000        33,868,800
------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                             25,363           691,395
------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                         541,600        29,598,440
------------------------------------------------------------------------------------
Regions Financial Corp.                                    514,525        17,329,202
------------------------------------------------------------------------------------
Sterling Financial Corp.                                     8,700           307,545
------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                       644,800        47,463,728
------------------------------------------------------------------------------------
SVB Financial Group 1                                       27,300         1,303,848
------------------------------------------------------------------------------------
TD Banknorth, Inc.                                          32,100           962,358
------------------------------------------------------------------------------------
Toronto-Dominion Bank (The)                                 65,969         2,805,662
------------------------------------------------------------------------------------
U.S. Bancorp                                             3,649,870       107,050,687
------------------------------------------------------------------------------------
UnionBanCal Corp.                                          148,400         9,315,068
------------------------------------------------------------------------------------
Wachovia Corp.                                           2,461,400       124,916,050
------------------------------------------------------------------------------------
Washington Mutual, Inc.                                  1,137,800        46,991,140
------------------------------------------------------------------------------------
Wells Fargo & Co.                                        2,034,400       122,898,104
------------------------------------------------------------------------------------
Zions Bancorp                                              111,600         7,905,744
                                                                    ----------------
                                                                         957,502,148
------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.4%
Affiliated Managers Group, Inc. 1                           30,900         2,061,030
------------------------------------------------------------------------------------
American Capital Strategies Ltd. 2                         166,700         5,837,834
------------------------------------------------------------------------------------
American Express Co.                                     1,155,300        62,212,905
------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                        275,600         6,854,172
------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                              343,200        33,990,528
------------------------------------------------------------------------------------
Capital One Financial Corp.                                438,400        33,055,360
------------------------------------------------------------------------------------
CIT Group, Inc.                                            192,300         8,157,366
------------------------------------------------------------------------------------
Citigroup, Inc.                                          6,245,346       294,218,250
------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                  126,500         1,562,275
------------------------------------------------------------------------------------
Franklin Resources, Inc.                                   377,400        27,225,636
------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                            138,300        13,484,250
------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     4,025,596       143,915,057
------------------------------------------------------------------------------------
Legg Mason, Inc.                                             7,700           632,786
------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                             541,900        49,963,180
------------------------------------------------------------------------------------
MBNA Corp.                                               1,313,800        27,708,042
------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                1,521,800        82,572,868
------------------------------------------------------------------------------------
Moody's Corp.                                              280,400        12,132,908
------------------------------------------------------------------------------------
Morgan Stanley                                           1,882,700        92,176,992
------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                      854,300        34,078,027
------------------------------------------------------------------------------------
Providian Financial Corp. 1                                138,400         2,466,288
------------------------------------------------------------------------------------


6      |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Schwab (Charles) Corp.                                   2,823,200  $     32,015,088
------------------------------------------------------------------------------------
SLM Corp.                                                  439,000        21,190,530
                                                                    ----------------
                                                                         987,511,372
------------------------------------------------------------------------------------
INSURANCE--4.4%
ACE Ltd.                                                   324,100        14,007,602
------------------------------------------------------------------------------------
AFLAC, Inc.                                                225,900         9,386,145
------------------------------------------------------------------------------------
Allstate Corp.                                           1,150,700        66,970,740
------------------------------------------------------------------------------------
American International Group, Inc.                       2,537,605       140,963,958
------------------------------------------------------------------------------------
AmerUs Group Co.                                           111,600         5,311,044
------------------------------------------------------------------------------------
Assurant, Inc.                                             127,800         4,492,170
------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                        35,700         1,265,922
------------------------------------------------------------------------------------
Chubb Corp.                                                462,600        38,964,798
------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                  30,045         1,185,876
------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                          224,184         8,068,382
------------------------------------------------------------------------------------
First American Corp. (The)                                 177,000         6,849,900
------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)              515,300        38,539,287
------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                49,500         1,940,895
------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                       44,500         2,242,800
------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                           68,100         3,827,220
------------------------------------------------------------------------------------
Lincoln National Corp.                                      58,900         2,681,717
------------------------------------------------------------------------------------
Loews Corp.                                                449,700        33,862,410
------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                343,700         9,981,048
------------------------------------------------------------------------------------
MBIA, Inc.                                                  48,500         2,712,605
------------------------------------------------------------------------------------
MetLife, Inc.                                              925,900        41,295,140
------------------------------------------------------------------------------------
Old Republic International Corp.                            86,500         2,150,390
------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                     15,100           997,657
------------------------------------------------------------------------------------
Progressive Corp.                                          297,800        28,609,646
------------------------------------------------------------------------------------
Protective Life Corp.                                       30,100         1,209,719
------------------------------------------------------------------------------------
Prudential Financial, Inc.                                  86,000         5,444,660
------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                          36,800         1,683,600
------------------------------------------------------------------------------------
Safeco Corp.                                               176,400         9,492,084
------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                        412,800        15,636,864
------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                              44,100         3,300,885
------------------------------------------------------------------------------------
Universal American Financial Corp. 1                         8,000           151,520
------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                      92,000         6,925,760
                                                                    ----------------
                                                                         510,152,444
------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.4%
Countrywide Financial Corp.                                734,600        27,305,082
------------------------------------------------------------------------------------
Fannie Mae                                               1,253,700        74,269,188
------------------------------------------------------------------------------------
Freddie Mac                                                853,600        55,518,144
------------------------------------------------------------------------------------
Fremont General Corp.                                       43,600           937,836
------------------------------------------------------------------------------------
MGIC Investment Corp.                                       32,900         2,018,086
                                                                    ----------------
                                                                         160,048,336
------------------------------------------------------------------------------------
HEALTH CARE--13.2%
------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1                                              855,100        53,512,158
------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                     185,200         3,965,132
------------------------------------------------------------------------------------
Genentech, Inc. 1                                          160,000        12,680,000
------------------------------------------------------------------------------------


7      |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Invitrogen Corp. 1                                          18,200  $      1,443,806
------------------------------------------------------------------------------------
Wyeth                                                    1,191,000        51,653,670
                                                                    ----------------
                                                                         123,254,766
------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Advanced Medical Optics, Inc. 1                             41,234         1,592,045
------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                         41,500         3,240,735
------------------------------------------------------------------------------------
Baxter International, Inc.                                 486,300        17,944,470
------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                    633,100        36,371,595
------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                  624,000        16,904,160
------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                24,800         1,133,608
------------------------------------------------------------------------------------
Guidant Corp.                                              247,000        18,250,830
------------------------------------------------------------------------------------
Haemonetics Corp. 1                                         28,500         1,159,950
------------------------------------------------------------------------------------
Medtronic, Inc.                                          1,254,900        67,450,875
------------------------------------------------------------------------------------
PerkinElmer, Inc.                                           12,500           239,125
                                                                    ----------------
                                                                         164,287,393
------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Aetna, Inc.                                                513,200        40,034,732
------------------------------------------------------------------------------------
American Healthways, Inc. 1                                 65,400         2,568,258
------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                     56,700         3,661,119
------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                 55,000           680,350
------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                        224,300        10,017,238
------------------------------------------------------------------------------------
CIGNA Corp.                                                363,600        35,360,100
------------------------------------------------------------------------------------
Covance, Inc. 1                                             29,800         1,301,068
------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                36,400         2,534,168
------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                     33,900         3,132,021
------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                  37,500         1,630,875
------------------------------------------------------------------------------------
HCA, Inc.                                                  728,600        39,344,400
------------------------------------------------------------------------------------
Humana, Inc. 1                                             245,400         8,922,744
------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                                  77,900         3,005,382
------------------------------------------------------------------------------------
LCA-Vision, Inc.                                            66,750         2,949,015
------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                    98,700         4,338,852
------------------------------------------------------------------------------------
McKesson Corp.                                             681,400        27,439,978
------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                             574,029        28,701,450
------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                           83,100         5,221,173
------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                       7,100           322,269
------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                             47,000         3,460,610
------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                    220,600        23,163,000
------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                              88,300         5,833,981
------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                     36,300         1,841,136
------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 2,175,684       105,694,729
------------------------------------------------------------------------------------
WellChoice, Inc. 1                                          64,000         3,654,400
------------------------------------------------------------------------------------
WellPoint, Inc. 1                                          344,500        45,818,500
                                                                    ----------------
                                                                         410,631,548

8      |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
PHARMACEUTICALS--7.2%
Abbott Laboratories                                      1,673,700  $     80,739,288
------------------------------------------------------------------------------------
Allergan, Inc.                                              45,800         3,540,798
------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                               161,100         8,187,102
------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                 1,283,000        32,536,880
------------------------------------------------------------------------------------
Eli Lilly & Co.                                            392,200        22,865,260
------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                 43,800         1,689,804
------------------------------------------------------------------------------------
Johnson & Johnson                                        3,930,244       263,719,372
------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                         67,300         1,896,514
------------------------------------------------------------------------------------
Merck & Co., Inc.                                        4,050,700       131,404,708
------------------------------------------------------------------------------------
Pfizer, Inc.                                            10,340,645       288,503,996
------------------------------------------------------------------------------------
Schering-Plough Corp.                                       44,400           865,800
                                                                    ----------------
                                                                         835,949,522
------------------------------------------------------------------------------------
INDUSTRIALS--10.8%
------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
Boeing Co.                                               1,094,500        69,938,550
------------------------------------------------------------------------------------
General Dynamics Corp.                                     221,200        23,885,176
------------------------------------------------------------------------------------
Goodrich Corp.                                             117,900         4,935,294
------------------------------------------------------------------------------------
Honeywell International, Inc.                              606,300        21,966,249
------------------------------------------------------------------------------------
Lockheed Martin Corp.                                      632,500        41,042,925
------------------------------------------------------------------------------------
Northrop Grumman Corp.                                     780,700        43,500,604
------------------------------------------------------------------------------------
Precision Castparts Corp.                                   93,600         7,275,528
------------------------------------------------------------------------------------
Raytheon Co.                                               503,500        19,717,060
------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                     136,200         6,726,918
------------------------------------------------------------------------------------
United Defense Industries, Inc.                             62,000         4,619,620
------------------------------------------------------------------------------------
United Technologies Corp.                                  777,600        82,969,920
                                                                    ----------------
                                                                         326,577,844
------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp.                                                467,600        41,812,792
------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                         109,300         8,049,945
                                                                    ----------------
                                                                          49,862,737
------------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1                                    69,600         2,054,592
------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
American Standard Cos., Inc.                               628,200        26,886,960
------------------------------------------------------------------------------------
Masco Corp.                                                932,800        29,868,256
------------------------------------------------------------------------------------
USG Corp. 1,2                                               94,300         4,323,655
                                                                    ----------------
                                                                          61,078,871
------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Apollo Group, Inc., Cl. A 1                                 65,100         5,110,350
------------------------------------------------------------------------------------
Cendant Corp.                                               22,500           477,225
------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                    24,600         1,511,424
------------------------------------------------------------------------------------
Equifax, Inc.                                              178,000         6,174,820
------------------------------------------------------------------------------------
H&R Block, Inc.                                             11,500           574,080
------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                            31,100         1,411,629
------------------------------------------------------------------------------------
Korn-Ferry International 1                                     900            14,274
------------------------------------------------------------------------------------
PHH Corp. 1                                                 43,930         1,053,881
------------------------------------------------------------------------------------

9      |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Pitney Bowes, Inc.                                         105,800  $      4,719,738
------------------------------------------------------------------------------------
Republic Services, Inc.                                    142,400         5,052,352
------------------------------------------------------------------------------------
Robert Half International, Inc.                             50,800         1,266,952
------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                          101,200         1,419,836
------------------------------------------------------------------------------------
Waste Management, Inc.                                     342,700        10,106,223
                                                                    ----------------
                                                                          38,892,784
------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Washington Group International, Inc. 1                      16,400           787,364
------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Cooper Industries Ltd., Cl. A                               35,200         2,426,688
------------------------------------------------------------------------------------
Emerson Electric Co.                                       319,800        21,257,106
------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                  154,200         7,921,254
------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                      64,800         2,001,024
                                                                    ----------------
                                                                          33,606,072
------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.7%
3M Co.                                                   1,251,500        95,927,475
------------------------------------------------------------------------------------
General Electric Co.                                    11,390,900       415,540,032
------------------------------------------------------------------------------------
Textron, Inc.                                              404,900        31,294,721
                                                                    ----------------
                                                                         542,762,228
------------------------------------------------------------------------------------
MACHINERY--1.0%
Caterpillar, Inc.                                          457,600        43,064,736
------------------------------------------------------------------------------------
Cummins, Inc.                                               19,300         1,311,435
------------------------------------------------------------------------------------
Flowserve Corp. 1                                           35,400         1,043,238
------------------------------------------------------------------------------------
Harsco Corp.                                                31,900         1,851,157
------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                  115,200         9,726,336
------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                  264,100        20,443,981
------------------------------------------------------------------------------------
Joy Global, Inc.                                            73,700         2,766,698
------------------------------------------------------------------------------------
Mueller Industries, Inc.                                    71,000         1,917,000
------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                         12,300           980,802
------------------------------------------------------------------------------------
Paccar, Inc.                                               327,050        23,138,788
------------------------------------------------------------------------------------
Pall Corp.                                                  14,000           408,660
------------------------------------------------------------------------------------
Terex Corp. 1                                               85,200         3,367,104
------------------------------------------------------------------------------------
Toro Co. (The)                                             182,600         7,860,930
------------------------------------------------------------------------------------
Wabash National Corp.                                       23,500           585,385
                                                                    ----------------
                                                                         118,466,250
------------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Arkansas Best Corp.                                         14,300           468,039
------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         702,300        34,707,666
------------------------------------------------------------------------------------
CNF Transportation, Inc.                                   100,600         4,481,730
------------------------------------------------------------------------------------
CSX Corp.                                                  221,900         9,226,602
------------------------------------------------------------------------------------
Laidlaw International, Inc. 1                               86,500         1,923,760
------------------------------------------------------------------------------------
Norfolk Southern Corp.                                     732,300        23,375,016
------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                           180,600         4,433,730
------------------------------------------------------------------------------------
Yellow Roadway Corp. 1,2                                   123,990         6,544,192
                                                                    ----------------
                                                                          85,160,735

10     |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
GATX Corp.                                                  67,900  $      2,265,823
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.2%
------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.2%
ADTRAN, Inc.                                               136,400         2,996,708
------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                     697,100         2,725,661
------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                    7,659,600       148,443,048
------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                    77,600           717,024
------------------------------------------------------------------------------------
Harris Corp.                                                34,200           982,908
------------------------------------------------------------------------------------
Motorola, Inc.                                           2,622,600        45,554,562
------------------------------------------------------------------------------------
QUALCOMM, Inc.                                           1,429,975        53,280,869
                                                                    ----------------
                                                                         254,700,780
------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.2%
Apple Computer, Inc. 1                                   1,540,200        61,161,342
------------------------------------------------------------------------------------
Dell, Inc. 1                                             4,053,800       161,706,082
------------------------------------------------------------------------------------
EMC Corp. 1                                              1,788,600        25,147,716
------------------------------------------------------------------------------------
Hewlett-Packard Co.                                      2,283,800        51,408,338
------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                               17,100           707,427
------------------------------------------------------------------------------------
International Business Machines Corp.                    2,120,500       160,203,775
------------------------------------------------------------------------------------
NCR Corp.1                                                 258,500         9,468,855
------------------------------------------------------------------------------------
Storage Technology Corp.1                                  164,400         5,306,832
------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                 2,208,700         8,415,147
------------------------------------------------------------------------------------
Western Digital Corp. 1                                    550,800         8,267,508
                                                                    ----------------
                                                                         491,793,022
------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc. 1                               187,900         4,511,479
------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                      199,400         8,452,566
------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                176,500         2,790,465
------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                      164,200         4,799,566
                                                                    ----------------
                                                                          20,554,076
------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
EarthLink, Inc. 1                                          373,300         3,960,713
------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                          143,000         3,174,600
------------------------------------------------------------------------------------
United Online, Inc.                                        267,900         3,466,626
------------------------------------------------------------------------------------
ValueClick, Inc. 1                                           4,200            45,024
------------------------------------------------------------------------------------
Websense, Inc. 1                                            58,300         3,131,293
------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                             524,300        19,503,960
                                                                    ----------------
                                                                          33,282,216
------------------------------------------------------------------------------------
IT SERVICES--0.4%
Automatic Data Processing, Inc.                            282,300        12,364,740
------------------------------------------------------------------------------------
CheckFree Corp. 1                                           60,100         2,243,533
------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                           10,400           197,808
------------------------------------------------------------------------------------
Electronic Data Systems Corp.                              747,300        14,721,810
------------------------------------------------------------------------------------
First Data Corp.                                           317,900        12,026,157
------------------------------------------------------------------------------------

11     |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
IT SERVICES CONTINUED
Fiserv, Inc. 1                                              94,500  $      4,063,500
                                                                    ----------------
                                                                          45,617,548
------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
Analog Devices, Inc.                                        14,000           519,120
------------------------------------------------------------------------------------
Applied Materials, Inc.                                  1,150,900        18,886,269
------------------------------------------------------------------------------------
ATMI, Inc. 1                                                15,200           427,120
------------------------------------------------------------------------------------
Cymer, Inc. 1                                               24,100           684,681
------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                     219,166         4,427,153
------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                       277,200         3,390,156
------------------------------------------------------------------------------------
Intel Corp.                                              9,839,600       264,980,428
------------------------------------------------------------------------------------
KLA-Tencor Corp.                                            11,000           499,510
------------------------------------------------------------------------------------
Lam Research Corp. 1                                        41,100         1,260,948
------------------------------------------------------------------------------------
Linear Technology Corp.                                     96,700         3,623,349
------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                           93,300         1,278,210
------------------------------------------------------------------------------------
Micrel, Inc. 1                                             117,100         1,358,360
------------------------------------------------------------------------------------
National Semiconductor Corp.                                55,900         1,124,708
------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                          152,500         2,412,550
------------------------------------------------------------------------------------
Texas Instruments, Inc.                                  2,151,100        59,456,404
------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1           84,500         3,429,010
                                                                    ----------------
                                                                         367,757,976
------------------------------------------------------------------------------------
SOFTWARE--3.8%
Adobe Systems, Inc.                                        334,600        11,061,876
------------------------------------------------------------------------------------
Autodesk, Inc.                                             114,100         4,516,078
------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                             145,200         2,028,444
------------------------------------------------------------------------------------
Compuware Corp. 1                                           11,300            77,405
------------------------------------------------------------------------------------
Intuit, Inc. 1                                              24,700         1,067,534
------------------------------------------------------------------------------------
McAfee, Inc. 1                                             184,100         5,279,988
------------------------------------------------------------------------------------
Microsoft Corp.                                         11,547,000       297,912,600
------------------------------------------------------------------------------------
Oracle Corp. 1                                           7,838,300       100,487,006
------------------------------------------------------------------------------------
Sybase, Inc. 1                                              83,700         1,707,480
------------------------------------------------------------------------------------
Synopsys, Inc. 1                                           400,300         7,233,421
------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                        9,300           239,568
------------------------------------------------------------------------------------
Veritas Software Corp. 1                                   304,500         7,572,915
                                                                    ----------------
                                                                         439,184,315
------------------------------------------------------------------------------------
MATERIALS--3.1%
------------------------------------------------------------------------------------
CHEMICALS--2.4%
Agrium, Inc.                                               171,800         3,245,302
------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             253,700        15,280,351
------------------------------------------------------------------------------------
Dow Chemical Co.                                         1,468,800        66,521,952
------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                             2,021,100        94,001,361
------------------------------------------------------------------------------------
Eastman Chemical Co.                                       139,200         8,182,176
------------------------------------------------------------------------------------
Engelhard Corp.                                             43,000         1,264,200
------------------------------------------------------------------------------------
FMC Corp. 1                                                 84,800         4,702,160
------------------------------------------------------------------------------------
Georgia Gulf Corp.                                          18,500           587,930
------------------------------------------------------------------------------------

12     |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Monsanto Co.                                               532,600  $     30,358,200
------------------------------------------------------------------------------------
PPG Industries, Inc.                                       400,000        26,156,000
------------------------------------------------------------------------------------
Praxair, Inc.                                              132,600         6,214,962
------------------------------------------------------------------------------------
Rohm & Haas Co.                                            492,500        22,975,125
                                                                    ----------------
                                                                         279,489,719
------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                       16,900         1,481,623
------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                58,396         4,966,580
------------------------------------------------------------------------------------
Lafarge North America, Inc.                                 27,500         1,660,175
------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                             58,500         3,571,425
------------------------------------------------------------------------------------
Vulcan Materials Co.                                        16,900         1,012,817
                                                                    ----------------
                                                                          12,692,620
------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Ball Corp.                                                  39,000         1,464,450
------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                     238,200         3,546,798
------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                     315,500         8,111,505
                                                                    ----------------
                                                                          13,122,753
------------------------------------------------------------------------------------
METALS & MINING--0.3%
Alcoa, Inc.                                                240,800         6,525,680
------------------------------------------------------------------------------------
Carpenter Technology Corp.                                  57,700         3,115,800
------------------------------------------------------------------------------------
Commercial Metals Co.                                      115,900         3,031,944
------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                 20,800           734,240
------------------------------------------------------------------------------------
Nucor Corp.                                                143,600         7,605,056
------------------------------------------------------------------------------------
Phelps Dodge Corp.                                         135,400        11,833,960
------------------------------------------------------------------------------------
Quanex Corp.                                                49,100         2,547,799
------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                               46,100         1,774,389
------------------------------------------------------------------------------------
Southern Peru Copper Corp. 2                                74,600         3,465,916
------------------------------------------------------------------------------------
United States Steel Corp.                                      500            19,885
                                                                    ----------------
                                                                          40,654,669
------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Georgia-Pacific Corp.                                      188,000         6,230,320
------------------------------------------------------------------------------------
International Paper Co.                                    177,500         5,717,275
------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                    184,700         4,650,746
------------------------------------------------------------------------------------
MeadWestvaco Corp.                                          42,500         1,218,900
------------------------------------------------------------------------------------
Potlatch Corp.                                              61,000         3,153,090
                                                                    ----------------
                                                                          20,970,331
------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
Alltel Corp.                                               250,200        14,554,134
------------------------------------------------------------------------------------
BellSouth Corp.                                          1,810,700        48,454,332
------------------------------------------------------------------------------------
CenturyTel, Inc.                                           247,300         8,108,967
------------------------------------------------------------------------------------
SBC Communications, Inc.                                 2,237,500        52,312,750
------------------------------------------------------------------------------------
Sprint Corp.                                               365,200         8,651,588
------------------------------------------------------------------------------------
Verizon Communications, Inc.                             3,443,210       121,820,770
                                                                    ----------------
                                                                         253,902,541
------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
AT&T Corp.                                               1,213,100        22,794,149
------------------------------------------------------------------------------------

13     |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Nextel Communications, Inc., Cl. A1                      2,248,700  $     67,865,766
------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                               8,000           310,000
------------------------------------------------------------------------------------
Telephone & Data Systems, Inc., Special Shares 1             8,000           304,000
                                                                    ----------------
                                                                          91,273,915
------------------------------------------------------------------------------------
UTILITIES--3.0%
------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
American Electric Power Co., Inc.                          740,500        26,428,445
------------------------------------------------------------------------------------
CMS Energy Corp. 1                                          92,600         1,225,098
------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                           134,100         7,167,645
------------------------------------------------------------------------------------
Dominion Resources, Inc.                                   285,300        20,059,443
------------------------------------------------------------------------------------
Duke Energy Corp.                                        1,167,100        32,071,908
------------------------------------------------------------------------------------
Edison International, Inc.                                 922,500        33,901,875
------------------------------------------------------------------------------------
Entergy Corp.                                              281,000        20,184,230
------------------------------------------------------------------------------------
Exelon Corp.                                               954,600        44,723,010
------------------------------------------------------------------------------------
FirstEnergy Corp.                                          181,000         8,018,300
------------------------------------------------------------------------------------
FPL Group, Inc.                                            664,000        26,991,600
------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                         106,900         3,821,675
------------------------------------------------------------------------------------
PG&E Corp.                                                 835,800        29,896,566
------------------------------------------------------------------------------------
PPL Corp.                                                  111,100         6,389,361
------------------------------------------------------------------------------------
Progress Energy, Inc.                                       53,400         2,361,882
------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 1,3     680,100           102,015
------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                      405,800        22,521,900
------------------------------------------------------------------------------------
Southern Co.                                               382,200        12,975,690
------------------------------------------------------------------------------------
TXU Corp.                                                  355,300        28,523,484
------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                      22,700           824,010
                                                                    ----------------
                                                                         328,188,137
------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp.                                         145,800         4,124,682
------------------------------------------------------------------------------------
ONEOK, Inc.                                                 84,100         2,594,485
------------------------------------------------------------------------------------
Sempra Energy                                              399,600        15,852,132
                                                                    ----------------
                                                                          22,571,299
                                                                    ----------------
Total Common Stocks (Cost $9,660,864,316)                             11,577,597,697

------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred
Shares  1,3 (Cost $0)                                      100,000               400

                                                             UNITS
------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                     485,800            72,870
------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1             68,554            47,988
                                                                    ----------------
Total Rights, Warrants and Certificates (Cost $0)                            120,858

14     |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.90% in joint repurchase agreement (Principal
Amount/Value $1,220,266,000, with a maturity value of $1,220,367,689)
with UBS Warburg LLC, 3%, dated 5/31/05, to be repurchased at
$71,976,998 on 6/1/05, collateralized by Federal National Mortgage Assn.,
4.50%--6%, 3/1/20--4/1/35, with a value of $1,246,387,946 (Cost
$71,971,000)                                                                      $     71,971,000     $      71,971,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $9,732,835,316)                                        11,649,689,955
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2%
------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Allstate Life Insurance, 3.28%, 6/1/05 4                                                 1,000,000             1,000,000
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.04% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,343,333) with
Nomura Securities, 3.09%, dated 5/31/05, to be repurchased at $1,750,812 on
6/1/05, collateralized by U.S. Agency Mortgages, 2.54%--8.50%,
8/1/08--1/1/41, with a value of $4,160,000,000 4                                         1,750,662             1,750,662
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.50% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,343,333) with
Nomura Securities, 3.0925%, dated 5/31/05, to be repurchased at $20,001,718 on 6/1/05, collateralized by U.S. Agency Mortgages, 2.54%--8.50%,
8/1/08--1/1/41, with a value of $4,160,000,000 4                                        20,000,000            20,000,000
                                                                                                       -----------------
                                                                                                              21,750,662
------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.0%
Bear Stearns, 3.24%, 6/1/05 4                                                              500,000               500,000
                                                                                                       -----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $23,250,662)                    23,250,662
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $9,756,085,978)                                            100.1%       11,672,940,617
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (0.1)          (13,615,410)

                                                                                  --------------------------------------
NET ASSETS                                                                                   100.0%    $  11,659,325,207
                                                                                  ======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security-- See accompanying Notes to Quarterly Statement of Investments.

3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2005 was $102,415, which represents less than 0.005% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2005. There were no affiliate securities held by the Fund as of May 31, 2005. Transactions during the period in which the issuer was an affiliate are as follows:

                               SHARES       GROSS        GROSS         SHARES
                      AUGUST 31, 2004   ADDITIONS   REDUCTIONS   MAY 31, 2005
-----------------------------------------------------------------------------
Frontier Oil Corp.          1,510,700          --    1,449,400         61,300


15     |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                          DIVIDEND       REALIZED
                            INCOME           GAIN
-------------------------------------------------
Frontier Oil Corp.       $ 171,126   $ 38,502,173

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $  9,871,835,640
                                                      ================

Gross unrealized appreciation                         $  1,964,184,514
Gross unrealized depreciation                             (163,079,537)
                                                      ----------------
Net unrealized appreciation                           $  1,801,104,977
                                                      ================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end,


16     |     OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS   MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                          EXPIRATION   CONTRACT AMOUNT       VALUATION AS OF       UNREALIZED
CONTRACT DESCRIPTION            DATE            (000s)          MAY 31, 2005     DEPRECIATION
---------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)         6/1/05               427CAD     $      340,384     $        863

ILLIQUID SECURITIES. As of May 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of May 31, 2005, the Fund had on loan securities valued at $23,183,680. Collateral of $23,250,662 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


17     |     OPPENHEIMER MAIN STREET FUND

ITEM 2. CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

       (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      --------------------
      Brian W. Wixted

Date: July 15, 2005